UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           August  14, 2008
-----------------              ----------------------       ------------------
   [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $855,649 (thousands)


List of Other Included Managers:

         No.    Form 13F File No.       Name
        ---     ----------------        ----
         1.     028-10402               Balyasny Asset Management L.P.

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                            LUXOR CAPITAL GROUP, LP
             FORM 13F INFORMATION TABLE FOR QUARTER ENDED 6/30/08

COLUMN 1                      COLUMN 2         COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7   COLUMN 8
--------                     ----------        --------    ----------       ---------     ----------    ---------- ---------

                               TITLE OF                   VALUE     SHRS OR   SH/  CALL/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP    (X$1000)   PRN AMT   PRN  PUT   DISCRETION  MANAGERS SOLE    SHARED   NONE
--------------               ----------      ----------- ---------- --------- ---- ----- ----------  -------- ------  ------  -----
BHP BILLITON LTD             COM              088606958     6,465      169,000 SH   PUT   SHARED-OTHER   1             - 169,000 0
BHP BILLITON LTD             COM              088606958   192,944    5,044,000 SH   PUT   SOLE                 5,044,000       - 0
CAPITALSOURCE INC            COM              14055X102     1,926      173,850 SH   -     SHARED-OTHER   1             - 173,850 0
CAPITALSOURCE INC            COM              14055X102    58,339    5,265,211 SH   -     SOLE                 5,265,211       - 0
CARDERO RES CORP             COM              14140U105       511      238,978 SH   -     SHARED-OTHER   1             - 238,978 0
CARDERO RES CORP             COM              14140U105    13,841    6,467,602 SH   -     SOLE                 6,467,602       - 0
COMPANHIA VALE DO RIO DOCE   COM              204412959       767       21,400 SH   PUT   SHARED-OTHER   1             -  21,400 0
COMPANHIA VALE DO RIO DOCE   COM              204412959    20,697      577,800 SH   PUT   SOLE                   577,800       - 0
CORUS BANKSHARES INC         COM              220873953         6        1,400 SH   PUT   SHARED-OTHER   1             -   1,400 0
CORUS BANKSHARES INC         COM              220873953       131       31,500 SH   PUT   SOLE                    31,500       - 0
E TRADE FINANCIAL CORP       COM              269246104       961      306,148 SH   -     SHARED-OTHER   1             - 306,148 0
E TRADE FINANCIAL CORP       COM              269246104    29,283    9,325,726 SH   -     SOLE                 9,325,726       - 0
EBIX INC                     COM NEW          278715206       684        8,807 SH   -     SHARED-OTHER   1             -   8,807 0
EBIX INC                     COM NEW          278715206    45,948      591,193 SH   -     SOLE                   591,193       - 0
ENDEAVOUR INTL CORP          NOTE 6.000% 1/1  29257MAB6         5        6,000 SH   -     SHARED-OTHER   1             -   6,000 0
ENDEAVOUR INTL CORP          NOTE 6.000% 1/1  29257MAB6     9,796   11,325,000 SH   -     SOLE                11,325,000       - 0
FIRSTFED FINL CORP           COM              337907109       331       41,115 SH   -     SHARED-OTHER   1             -  41,115 0
FIRSTFED FINL CORP           COM              337907109     9,992    1,242,764 SH   -     SOLE                 1,242,764       - 0
GOLAR LNG LTD BERMUDA        SHS              G9456A100     1,401       90,460 SH   -     SHARED-OTHER   1             -  90,460 0
GOLAR LNG LTD BERMUDA        SHS              G9456A100    42,209    2,724,889 SH   -     SOLE                 2,724,889       - 0
GULFPORT ENERGY CORP         COM NEW          402635304     1,643       99,770 SH   -     SHARED-OTHER   1             -  99,770 0
GULFPORT ENERGY CORP         COM NEW          402635304    55,744    3,384,589 SH   -     SOLE                 3,384,589       - 0
ICONIX BRAND GROUP INC       COM              451055107       961       79,584 SH   -     SHARED-OTHER   1             -  79,584 0
ICONIX BRAND GROUP INC       COM              451055107    29,286    2,424,347 SH   -     SOLE                 2,424,347       - 0
MEDAREX INC                  COM              583916101       665      100,679 SH   -     SHARED-OTHER   1             - 100,679 0
MEDAREX INC                  COM              583916101    20,168    3,051,080 SH   -     SOLE                 3,051,080       - 0
NORTEL INVERSORA S A         SPON ADR PFD B   656567401       897       70,000 SH   -     SOLE                    70,000       - 0
PATRIOT COAL CORP            COM              70336T104       397        2,590 SH   -     SHARED-OTHER   1             -   2,590 0
PATRIOT COAL CORP            COM              70336T104    12,092       78,884 SH   -     SOLE                    78,884       - 0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101     2,891       49,893 SH   -     SHARED-OTHER   1             -  49,893 0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101    87,994    1,518,455 SH   -     SOLE                 1,518,455       - 0
PHH CORP                     COM NEW          693320202       756       49,259 SH   -     SHARED-OTHER   1             -  49,259 0
PHH CORP                     COM NEW          693320202    23,081    1,503,645 SH   -     SOLE                 1,503,645       - 0
SILICON GRAPHICS INC         COM NEW          827056300        64       11,130 SH   -     SOLE                    11,130       - 0
STATOILHYDRO ASA             SPONSORED ADR    85771P102        55        1,481 SH   -     SHARED-OTHER   1             -   1,481 0
STATOILHYDRO ASA             SPONSORED ADR    85771P102       490       13,101 SH   -     SOLE                    13,101       - 0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN   Y8565J101     1,022       51,732 SH   -     SHARED-OTHER   1             -  51,732 0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN   Y8565J101    31,167    1,578,067 SH   -     SOLE                 1,578,067       - 0
TEEKAY CORPORATION           COM              Y8564W103     1,226       27,135 SH   -     SHARED-OTHER   1             -  27,135 0
TEEKAY CORPORATION           COM              Y8564W103    37,030      819,601 SH   -     SOLE                   819,601       - 0
TEEKAY CORPORATION           COM              Y8564W903       239        5,300 SH   CALL  SHARED-OTHER   1             -   5,300 0
TEEKAY CORPORATION           COM              Y8564W903     4,279       94,700 SH   CALL  SOLE                    94,700       - 0
THORNBURG MTG INC            COM              885218957        60      294,900 SH   PUT   SHARED-OTHER   1             - 294,900 0
THORNBURG MTG INC            COM              885218957     1,515    7,500,100 SH   PUT   SOLE                 7,500,100       - 0
TYCO INTL LTD BERMUDA        COM              G9143X908     1,125       28,100 SH   CALL  SHARED-OTHER   1             -  28,100 0
TYCO INTL LTD BERMUDA        COM              G9143X908    23,379      583,900 SH   CALL  SOLE                   583,900       - 0
WALTER INDS INC              COM              93317Q105       880        8,088 SH   -     SHARED-OTHER   1             -   8,088 0
WALTER INDS INC              COM              93317Q105    26,595      244,506 SH   -     SOLE                   244,506       - 0
WELLPOINT INC                COM              94973V107     1,718       36,048 SH   -     SHARED-OTHER   1             -  36,048 0
WELLPOINT INC                COM              94973V107    51,993    1,090,923 SH   -     SOLE                 1,090,923       - 0
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